STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net loss for the period	€ (33,590)	€ (50,915)	€ (30,345)	[1]
Actuarial gains and losses on retirement benefit obligations (IAS 19)	(4)	88	(48)
Tax impact	0	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	(4)	88	(48)
Currency translation adjustment	125	(36)	(85)
Tax impact	0	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	125	(36)	(85)
Total comprehensive loss	€ (33,469)	€ (50,863)	€ (30,478)

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)